Capital Stock (Tables)	12 Months Ended
Dec. 31, 2012
Class of Stock Disclosures [Abstract]
Schedule of Board authorizations for common stock repurchases
From time to time, our Board authorizes us to repurchase our common stock. The activity under Board authorized share repurchase programs in 2012, 2011 and 2010 was as follows:

		Shares Purchased
		2012		2011		2010
(Millions)	Purchase Not to Exceed	Shares	Cost	Shares	Cost	Shares	Cost
Authorization date:
July 27, 2012	$750.0	5.3	$245.3	—	$—	—	$—
February 24, 2012	750.0	17.8	750.0	—	—	—	—
September 23, 2011	750.0	9.2	422.2	7.9	327.8	—	—
May 20, 2011	750.0	—	—	19.3	750.0	—	—
December 3, 2010	750.0	—	—	17.9	735.2	.4	14.8
July 30, 2010	1,000.0	—	—	—	—	32.9	1,000.0
February 27, 2009	750.0	—	—	—	—	19.1	591.2
Total repurchases	N/A	32.3	$1,417.5	45.1	$1,813.0	52.4	$1,606.0

Repurchase authorization remaining at December 31,		N/A	$504.7	N/A	$422.2	N/A	$735.2

Dividends declared
In 2012 and 2011 our Board declared the following cash dividends:

Date Declared	Dividend Amount Per Share	Stockholders of Record Date	Date Paid/ To be Paid	Total Dividends (Millions)
February 3, 2011	$.15	April 14, 2011	April 29, 2011	$57.0
May 20, 2011	.15	July 14, 2011	July 29, 2011	55.9
September 23, 2011	.15	October 13, 2011	October 28, 2011	54.3
December 2, 2011	.175	January 13, 2012	January 27, 2012	61.2
February 24, 2012	.175	April 12, 2012	April 27, 2012	60.8
May 18, 2012	.175	July 12, 2012	July 27, 2012	58.5
September 28, 2012	.175	October 11, 2012	October 26, 2012	58.6
November 30, 2012	.20	January 10, 2013	January 25, 2013	65.5